Goodwill and Other Intangible Assets - Goodwill (Details) - USD ($) $ in Millions	Sep. 30, 2026	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Goodwill
Balance as on December 31	$ 8,845	$ 8,845	$ 8,845	$ 8,845
CARFAX
Goodwill
Balance as on December 31		5,912	5,912	5,912
B2B
Goodwill
Balance as on December 31		$ 2,933	$ 2,933	$ 2,933